INVENTORIES (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Inventories [Abstract]
Raw materials and spare parts inventories	$ 251,700	$ 183,065
Work in progress	77,726	53,482
Finished goods	896,514	537,811
Inventories, total	$ 1,225,940	$ 774,358